Capital transactions	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Capital transactions
Note 17 - Capital transactions

Preferred stock

On January 29, 2008, the Company amended its articles of association and authorized 1,000,000 preferred shares. No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2017 and 2016.

Issuance of capital stock

2017

On March 20, 2017, the Company entered into a Securities Purchase Agreement with an unrelated investor to sell an aggregate of 117,361 shares of the Company’s ordinary shares. Under the Purchase Agreement, the Company sold 117,361 ordinary shares to investors for a per share purchase price of $2.04. The securities were offered and sold by the Company pursuant to an effective shelf registration statement on Form F-3 (File No. 333-214141), which was originally filed with the Securities and Exchange Commission on October 17, 2016, amended on December 23, 2016, and was declared effective on January 4, 2017, and a related prospectus. The investor paid full amount of $239, and the Company issued 117,361 shares on March 28, 2017. The fair value of the shares was $2.85 per share on March 28, 2017.

On April 5, 2017, the Company entered into a Securities Purchase Agreement with certain unrelated investors to sell an aggregate of 434,783 shares of the Company’s ordinary shares, and warrants to purchase up to an initial 326,087 of the Company’s ordinary shares with an initial exercise price of $2.75 per share. Under the Purchase Agreement, the Company sold 434,783 ordinary shares to investors for a per share purchase price of $2.30. Warrants to purchase the Company’s ordinary shares were issued to investors in amount equal to 75% of the shares purchased by each investor under the Purchase Agreement. The securities were offered and sold by the Company pursuant to an effective shelf registration statement on Form F-3 (File No. 333-214141), which was originally filed with the Securities and Exchange Commission on October 17, 2016, amended on December 23, 2016, and was declared effective on January 4, 2017, and a related prospectus. The investor paid full amount of $1,000, and the Company issued 434,783 shares on April 7, 2017. The fair value of the shares was $2.70 per share on April 7, 2017.

On November 13, 201 7, the Company, entered into a Stock Purchase Agreement with two unrelated investors pursuant to sell an aggregate of 2,314,500 shares of its ordinary stock, par value $0.004 per share, at a per share purchase price of $0.80 , for aggregate proceeds of $1,852. The investors paid full amount of $1,852 on November 14, 2017 and the Company issued 2,314,500 shares on November 15, 2017. The fair value of the shares was $1.20 per share on November 15, 2017.

Share-based compensation

On January 5, 2017, a total of 190,000 shares were issued to certain of the Company’s directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.90 per share.

2016

Certain investors have agreed to purchase 1,900,000 shares of our common stock for an amount of $7 million, which shall be paid on or before July 31, 2016. In May 2016, the Company received the first tranche of $350. The investors paid the balance of $6,650 on August 11, 2016 and the Company issued 1,900,000 shares on September 19, 2016. The fair value of the shares was $3.30 per share on September 19, 2016.

Share-based compensation

On December 8, 2016, a total of 320,000 shares were issued to the Company’s directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.43 per share.

On March 29, 2016, a total of 31,250 shares were issued to a consultant of the Company. The grant date fair value for such shares was $3.38 per share.

On March 15, 2016, a total of 48,000 shares were issued to the Company’s independent directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.35 per share.

On February 29, 2016, a total of 60,000 shares were issued to the certain IR service providers. The grant date fair value was $3.37 per share.